Condensed Consolidated Interim Balance Sheet (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 46,589	$ 35,423
Short-term deposits	56,132	95,532
Restricted short-term deposit	1,168	1,138
Trade accounts receivable	8,133	7,751
Prepaid expenses and other current assets	3,812	3,904
Inventories	11,497	10,155
TOTAL CURRENT ASSETS	127,331	153,903
LONG-TERM ASSETS:
Property and equipment, net	3,346	3,555
Operating lease right-of-use assets	7,260	7,458
Intangible assets	4,232	4,702
Goodwill	1,847	1,847
Other assets	777	687
TOTAL LONG-TERM ASSETS	17,462	18,249
TOTAL ASSETS	144,793	172,152
CURRENT LIABILITIES:
Trade accounts payable	5,120	6,003
Accrued compensation	4,805	4,964
Current maturities of operating leases liabilities	1,380	975
Forfeiture shares, no par value: 359,375 shares authorized, issued and outstanding as of June 30, 2025 and December 31, 2024	1	1
Earnout liability	1,750
Other current liabilities	8,277	8,384
TOTAL CURRENT LIABILITIES	21,333	20,327
LONG-TERM LIABILITIES:
Non-current operating leases liabilities	6,874	6,645
Earnout liability		2,413
Other long-term liabilities	91	79
TOTAL LONG-TERM LIABILITIES	6,965	9,137
TOTAL LIABILITIES	28,298	29,464
COMMITMENTS AND CONTINGENT LIABILITIES (note 5)
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value: 700,000,000 shares authorized as of June 30, 2025 and December 31, 2024; 110,606,535 and 107,614,972 shares issued and 101,833,680 and 106,342,415 shares outstanding as of June 30, 2025 and December 31, 2024, respectively (excluding 359,375 Ordinary shares subject to forfeiture)	49	49
Treasury shares at cost: 8,125,980 and 625,682 shares as of as of June 30, 2025, and as of December 31, 2024, respectively	(21,374)	(1,613)
Additional paid-in capital	365,896	357,570
Accumulated other comprehensive income	1,335	601
Accumulated deficit	(229,411)	(213,919)
TOTAL SHAREHOLDERS’ EQUITY	116,495	142,688
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 144,793	$ 172,152